Recovery of Erroneously Awarded Compensation	12 Months Ended
Mar. 29, 2026
Restatement Determination Date:: 2026-03-29
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

Clawback Policy

Our Board has adopted a Policy for Recovery of Erroneously Awarded Compensation as required under the SEC and Nasdaq rules. Under this policy, erroneously awarded incentive compensation paid to executives must be repaid to the Company in the event of an accounting restatement. A copy of our Policy for Recovery of Erroneously Awarded Compensation is filed as Exhibit 97.1 to the 2025 Form 10-K.